Leases - Components of Lease Costs (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 775	$ 696	$ 2,828	$ 2,276	$ 2,023
Variable lease cost	397	142	965	910	834
Short-term lease cost	3	3	8	11	10
Less sublease income	(510)	(255)	(1,172)	(176)	0
Total lease cost	$ 665	$ 586	$ 2,629	$ 3,021	$ 2,867